VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS (LIABILITIES)
Cash and cash equivalents	[1]	$ 77	$ 69	$ 64	$ 55	$ 153	$ 116
Accounts receivable and other	[1]	41		47	41
Inventories	[1]	7		7	7
Other current assets	[1]	6		7	3
Equity investments	[1]	930		918	965
Plant, property and equipment	[1]	2,162		2,180	2,257
Other assets	[1]	1		1	1
Accounts payable and accrued liabilities	[1]	(26)		(29)	(34)
Accounts payable to affiliates	[1]	(7)		(8)	(8)
Distributions payable	[1]	(3)		(3)	(10)
Accrued interest	[1]	(13)		(10)	(8)
State income tax payable	[1]	(1)	$ (1)	(1)	(2)	$ (2)
Current portion of long-term debt	[1]	(46)		(52)	(36)
Long-term debt	[1]	(1,804)		(1,859)	(1,935)
Other liabilities	[1]	(28)		(28)	(27)
Consolidated VIEs | Restricted VIEs
ASSETS (LIABILITIES)
Cash and cash equivalents		18		14	16
Accounts receivable and other		28		33	29
Inventories		6		6	6
Other current assets		4		6	6
Equity investments		930		918	965
Plant, property and equipment		1,140		1,146	1,180
Other assets		2		2	2
Accounts payable and accrued liabilities		(20)		(21)	(27)
Accounts payable to affiliates		(24)		(32)	(9)
Distributions payable		(3)		(3)	(10)
Accrued interest		(5)		(2)	(1)
State income tax payable		(1)
Current portion of long-term debt		(46)		(52)	(36)
Long-term debt		(330)		(337)	(373)
Other liabilities		(26)		(25)	(24)
Deferred state income tax		$ (10)		$ (10)	$ (11)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).